Related Party Transactions (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
dMobile [Member]
Related Party Transaction [Line Items]
Intangible purchase			$ 4,950,000
Jan Yung Lin [Member]
Related Party Transaction [Line Items]
Legal expenses paid to Law Office		10,000	51,431
Yun Shu Chiou [Member]
Related Party Transaction [Line Items]
Consulting expense paid	55,000
Daniel [Member]
Related Party Transaction [Line Items]
Rental expense charged	20,232
WWI [Member]
Related Party Transaction [Line Items]
Rental expense charged	$ 3,150